Note 9 - Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2021
Notes Tables
Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Nonvested shares	Shares	Weighted-average grant date fair value
Balance at October 31, 2020	185,098	$2.52
Granted	363,365	3.50
Vested	(62,004)	2.51
Forfeited	(2,975)	3.18
Balance at October 31, 2021	483,484	$3.25